Financial risk management - Summary of Changes in Loss Allowances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial instruments credit-impaired [member] | Loans [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	¥ 1,091	¥ 1,068
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	0	0
— Transfer to 12-month expected credit losses	0	0
— Financial assets that have been derecognized	(291)	(156)
New financial assets originated or purchased	71	50
Changes in models/risk parameters	266	129
Foreign exchange and other movements	0	0
Ending Balance	1,137	1,091
Lifetime expected credit losses [member] | Trade And Other Receivables And Contract Assets Including Noncurrent Other Receivables In The Pictures Segment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	31,341	30,066
Changes due to financial assets recognized
— Financial assets that have been derecognized	(4,568)	(935)
New financial assets originated or purchased	6,401	5,998
Write-offs	(6,647)	(9,501)
Changes in models/risk parameters	(1,409)	4,269
Foreign exchange and other movements	2,416	1,444
Ending Balance	27,534	31,341
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	927	946
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	1	1
— Transfer to 12-month expected credit losses	(80)	(103)
— Financial assets that have been derecognized	(285)	(97)
New financial assets originated or purchased	20	17
Changes in models/risk parameters	241	163
Foreign exchange and other movements	0	0
Ending Balance	824	927
12-month expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	164	122
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	(1)	(1)
— Transfer to 12-month expected credit losses	80	103
— Financial assets that have been derecognized	(6)	(59)
New financial assets originated or purchased	51	33
Changes in models/risk parameters	25	(34)
Foreign exchange and other movements	0	0
Ending Balance	313	164
12-month expected credit losses [member] | Debt securities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	53	29
Changes due to financial assets recognized
— Financial assets that have been derecognized	(4)	(6)
New financial assets originated or purchased	13	44
Changes in models/risk parameters	(1)	(14)
Foreign exchange and other movements	0	0
Ending Balance	¥ 61	¥ 53